Related Party Transactions (Details Narrative)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 21, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares
Stock Issued for Services, Shares | shares			6,000,000
Stock Issued for Services, Per share | $ / shares			$ .001
Stock Issued for Services, Amount			$ 90,000,000
Advances from officer		$ 55,389	$ 711
Interst of Advance from officer		0	0
Interest Accrued		$ 2,457	$ 339
Inventory Purchased from Pharma GP APS		$ 134,064
Former CEO [Member]
Stock Issued for Services, Shares | shares	75,000,000
Stock Issued for Services, Amount	$ 100,000
Debt Assigned for Payment	$ 32,608
Promissory Note Interest Rate	0.10
President, Secretary Treasurer and Director [Member]
Stock Issued for Services, Shares | shares	5,000,000
Stock Issued for Services, Amount	$ 100,000
Debt Assigned for Payment	$ 32,608
Promissory Note Interest Rate	.10